Loans Receivable And Allowance For Credit Losses (Recorded Investment In Classified Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	$ 5,619,183	$ 5,165,199
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	41,875	40,853
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	38,545	35,003
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	4,613,698	4,394,543
One-To Four-Family Loans - Originated [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	36,055	32,673
One-To Four-Family Loans - Originated [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	23,153	18,419
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	790,073	540,955
One-To Four-Family Loans - Purchased [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	2,829	447
One-To Four-Family Loans - Purchased [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	14,538	15,987
Multi-Family And Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	59,562	57,936
Multi-Family And Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	2,578	7,683
Consumer - Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	149,321	164,541
Consumer - Home Equity [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	413	50
Consumer - Home Equity [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	815	592
Consumer - Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	6,529	7,224
Consumer - Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	$ 39	$ 5